UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 632-6000

Date of fiscal year end:           12/31

Date of reporting period:        9/30/2007

FORM N-Q

Item 1.          Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2007 (unaudited)

Description	Shares	Value

Common Stocks—94.2%

Finland—3.0%
Nokia Oyj Sponsored ADR (c)	192,800	$7,312,904

France—6.9%
Sanofi-Aventis ADR	105,200	4,462,584
Societe Generale Sponsored
ADR	72,000	2,412,000
Suez SA Sponsored ADR (d)	79,600	4,656,600
Total SA Sponsored ADR	64,000	5,185,920
Total France		16,717,104

Ireland—1.6%
CRH PLC Sponsored ADR (d)	98,300	3,940,847

Italy—1.1%
Eni SpA Sponsored ADR	36,350	2,681,176

Japan—7.3%
Canon, Inc. Sponsored ADR	44,700	2,426,763
Hoya Corp. Sponsored ADR (d)	73,500	2,506,350
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	4,794,240
Nomura Holdings, Inc. ADR (d)	332,600	5,537,790
Sumitomo Mitsui Financial Group,
Inc. ADR	321,200	2,473,240
Total Japan		17,738,383

Netherlands—3.1%
Heineken NV ADR	225,600	7,354,560

Singapore—2.4%
Singapore Telecommunications,
Ltd. ADR (d)	217,400	5,804,580

Sweden—1.0%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	61,900	2,463,620

Switzerland—9.9%
Credit Suisse Group Sponsored
ADR	73,400	4,868,622
Nestle SA Sponsored ADR	34,400	3,849,360
Novartis AG ADR	78,900	4,336,344
Roche Holding AG Sponsored
ADR	46,200	4,158,000
UBS AG (c)	75,900	4,041,675
Zurich Financial Services AG
ADR	92,500	2,761,125
Total Switzerland		24,015,126

United Kingdom—18.5%
Barclays PLC Sponsored ADR	67,800	3,296,436
BP PLC Sponsored ADR (d)	69,600	4,826,760
Cadbury Schweppes PLC
Sponsored ADR (d)	112,700	5,242,804
Diageo PLC Sponsored ADR (c)	101,100	8,869,503
GlaxoSmithKline PLC Sponsored
ADR (d)	80,200	4,266,640
HSBC Holdings PLC Sponsored
ADR (d)	76,300	7,065,380
Tesco PLC Sponsored ADR (d)	153,200	4,121,080
Vodafone Group PLC Sponsored
ADR	191,712	6,959,145
Total United Kingdom		44,647,748

United States—39.4%
Bank of America Corp. (c)	138,200	6,947,314
Bank of New York Mellon Corp.	103,600	4,572,904
Bristol-Myers Squibb Co.	92,600	2,668,732
Cisco Systems, Inc. (a), (c)	220,400	7,297,444
ConocoPhillips	32,900	2,887,633
Exxon Mobil Corp. (c)	105,100	9,728,056
General Electric Co. (c)	116,300	4,814,820
International Business Machines
Corp.	80,700	9,506,460
Johnson & Johnson	104,300	6,852,510
JPMorgan Chase & Co. (c)	148,896	6,822,415
Microsoft Corp. (c)	326,400	9,615,744
Oracle Corp. (a), (c)	399,700	8,653,505
The Home Depot, Inc. (c)	165,500	5,368,820
United Technologies Corp. (c)	68,900	5,545,072
Wyeth	88,900	3,960,495
Total United States		95,241,924

Total Common Stocks
(Identified cost $175,918,523)		227,917,972

	Principal
	Amount
Description	(000) (e)	Value

Foreign Government Obligations—11.0%

Costa Rica—0.7%
Costa Rican Bono de
Estabilizacion Monetaria,
0.00%, 10/10/07	464,500	894,040

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value
Costa Rican Titulos de
Propiedad,
0.00%, 10/10/07	460,000	$885,378
Total Costa Rica		1,779,418

Egypt—2.4%
Egypt Treasury Bills:
0.00%, 10/23/07	22,900	4,077,860
0.00%, 10/30/07	2,650	471,228
0.00%, 12/18/07	7,225	1,272,259
Total Egypt		5,821,347

Ghana—0.2%
Ghanaian Government Bond,
13.50%, 03/30/10	420	442,339

Hungary—2.0%
Hungarian Government Bonds:
9.50%, 02/12/09	401,090	2,338,314
6.50%, 08/12/09	205,770	1,151,050
6.25%, 08/24/10	236,010	1,307,885
Total Hungary		4,797,249

Israel—0.9%
Israeli Government Bonds:
6.00%, 01/31/10	4,020	1,025,085
5.50%, 02/28/17	4,790	1,168,228
Total Israel		2,193,313

Mexico—0.5%
Mexican Bonos,
9.00%, 12/20/12	13,145	1,264,533

Turkey—4.3%
Turkish Government Bonds:
0.00%, 08/13/08	1,700	1,220,301
0.00%, 11/26/08	2,516	1,729,054
0.00%, 02/04/09	3,581	2,389,607
14.00%, 01/19/11	6,170	4,943,036
Total Turkey		10,281,998
Total Foreign Government
Obligations
(Identified cost $24,959,370)		26,580,197

Structured Notes—2.0%

Brazil—1.8%
Citibank Brazil Inflation-Linked Bond NTN-B:
6.90%, 05/18/09 (f)	927	1,240,881
7.00%, 08/17/10 (f)	1,029	1,364,837
6.80%, 05/18/15 (f)	365	417,676
6.80%, 05/18/15 (f)	989	1,333,011
Total Brazil		4,356,405

Colombia—0.2%
Citibank Colombia TES Credit
Linked Unsecured Note,
10.55%, 04/27/12 (f)	397	487,676

Total Structured Notes
(Identified cost $3,686,989)		4,844,081

Description	Shares	Value

Short-Term Investments—14.0%

Collateral for Securities on Loan—
13.9%
State Street Navigator Securities
Lending Prime Portfolio,
5.30% (g), (h)	33,655,499	33,655,499

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—0.1%

State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$140,000 United States Treasury
Bond, 7.25%, 08/15/22, with a
value of $176,575)
Proceeds of $168,048 (c)	$168	168,000

Total Short-Term Investments
(Identified cost $33,823,499)		33,823,499

Total Investments—121.2%
(Identified cost $238,388,381) (b)		$293,165,749

Liabilities in Excess of Cash and
Other Assets—(21.2)%		(51,186,440)

Net Assets—100.0%		$241,979,309

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2007:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/25/07	3,982,000	$1,085,015	$1,085,251	$236	$-
AED	01/23/08	4,667,936	1,274,001	1,274,543	542	-
ARS	10/04/07	576,275	185,001	182,916	-	2,085
ARS	10/24/07	1,759,210	568,001	556,853	-	11,148
ARS	10/29/07	1,803,219	583,001	570,390	-	12,611
ARS	10/30/07	2,519,737	814,001	796,928	-	17,073
ARS	10/31/07	2,519,737	814,001	796,818	-	17,183
ARS	01/16/08	4,115,318	1,305,001	1,283,324	-	21,677
ARS	01/28/08	1,738,490	559,001	540,840	-	18,161
BRL	10/05/07	993,450	444,001	539,625	95,624	-
BRL	10/30/07	1,305,901	586,000	707,422	121,422	-
BRL	12/19/07	3,576,290	1,853,000	1,926,760	73,760	-
COP	12/21/07	1,772,904,000	854,000	869,283	15,283	-
COP	01/23/08	3,935,772,000	2,006,000	1,922,284	-	83,716
COP	01/31/08	2,246,442,000	1,111,000	1,096,187	-	14,813
EGP	10/12/07	6,372,338	1,125,000	1,139,027	14,027	-
EUR	10/04/07	1,320,222	1,799,794	1,877,744	77,950	-
GHC	10/11/07	205,000	217,184	215,786	-	1,398
GHC	10/22/07	780,918	829,000	820,896	-	8,104
GHC	12/18/07	252,168	266,000	263,237	-	2,763
GHC	01/14/08	332,362	351,000	345,634	-	5,366
GHC	03/13/08	449,000	466,935	462,828	-	4,107
GHC	03/20/08	472,000	489,830	486,030	-	3,800
GHC	03/27/08	450,000	464,828	462,851	-	1,977
GHC	03/28/08	450,000	464,828	462,738	-	2,090
GHC	07/21/08	702,563	718,000	702,827	-	15,173
HUF	10/17/07	512,496,900	2,799,000	2,897,673	98,673	-
HUF	02/29/08	207,754,546	1,151,537	1,165,664	14,127	-
IDR	10/10/07	4,733,860,000	502,000	517,143	15,143	-
IDR	10/17/07	27,452,233,000	2,909,000	2,996,942	87,942	-
IDR	10/22/07	7,302,160,000	776,000	796,786	20,786	-
IDR	10/22/07	6,141,420,000	669,000	670,130	1,130	-
IDR	12/13/07	5,441,655,000	597,000	591,588	-	5,412
IDR	12/21/07	5,088,340,000	566,000	552,867	-	13,133
IDR	01/17/08	8,344,260,000	921,000	905,045	-	15,955
ILS	03/11/08	4,837,117	1,177,000	1,207,603	30,603	-
ILS	06/11/08	4,726,500	1,150,000	1,179,116	29,116	-
ILS	07/07/08	5,290,992	1,267,000	1,319,361	52,361	-
INR	11/23/07	49,663,080	1,206,000	1,244,985	38,985	-
INR	12/07/07	27,859,570	683,000	698,150	15,150	-
INR	12/12/07	46,883,700	1,130,000	1,174,733	44,733	-
KWD	10/31/07	695,984	2,409,000	2,491,263	82,263	-
KZT	10/01/07	72,325,440	568,529	597,864	29,335	-
KZT	10/05/07	84,923,000	674,474	701,464	26,990	-
KZT	10/10/07	126,988,020	1,026,000	1,047,923	21,923	-
KZT	10/10/07	93,453,000	759,225	771,187	11,962	-
KZT	10/11/07	68,641,200	558,831	566,329	7,498	-
KZT	10/30/07	27,387,000	224,852	225,144	292	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2007 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
KZT	12/24/07	62,765,550	$513,000	$512,277	$-	$723
MUR	11/30/07	20,422,857	637,000	668,594	31,594	-
MUR	01/03/08	10,966,640	342,000	356,920	14,920	-
MXN	02/29/08	4,469,248	406,000	404,371	-	1,629
MXN	03/31/08	4,261,246	376,000	384,617	8,617	-
MYR	10/09/07	1,367,095	395,000	401,351	6,351	-
MYR	11/05/07	3,057,776	892,000	898,714	6,714	-
MYR	11/13/07	3,345,688	995,000	983,685	-	11,315
MYR	11/14/07	3,065,099	914,000	901,228	-	12,772
MYR	11/19/07	3,050,022	881,000	896,995	15,995	-
MYR	12/28/07	2,083,015	605,000	613,581	8,581	-
MYR	01/11/08	2,170,683	639,000	639,735	735	-
MYR	03/28/08	2,071,520	605,000	612,220	7,220	-
NGN	10/05/07	170,564,000	1,313,739	1,361,078	47,339	-
NGN	12/05/07	59,552,000	461,005	467,349	6,344	-
NGN	12/13/07	155,028,519	1,217,000	1,216,625	-	375
NGN	01/10/08	131,114,000	1,027,417	1,019,341	-	8,076
NGN	01/14/08	162,902,000	1,276,356	1,266,476	-	9,880
NGN	03/07/08	161,723,776	1,280,000	1,257,316	-	22,684
PHP	10/11/07	42,728,400	913,000	948,033	35,033	-
PHP	01/22/08	40,887,240	908,000	904,054	-	3,946
PHP	01/25/08	78,682,690	1,763,000	1,739,558	-	23,442
PHP	01/30/08	47,721,270	1,039,000	1,054,856	15,856	-
PHP	02/11/08	46,092,200	1,022,000	1,018,404	-	3,596
PHP	02/13/08	11,048,568	240,000	244,100	4,100	-
PLN	10/31/07	2,638,564	941,000	995,903	54,903	-
PLN	11/13/07	3,393,761	1,229,000	1,281,117	52,117	-
PLN	02/22/08	3,607,628	1,287,000	1,361,848	74,848	-
RUB	11/07/07	46,639,980	1,739,000	1,868,127	129,127	-
RUB	12/10/07	34,228,320	1,336,000	1,367,778	31,778	-
RUB	02/01/08	11,541,000	434,768	460,666	25,898	-
RUB	02/26/08	93,798,230	3,637,000	3,744,297	107,297	-
RUB	05/23/08	58,377,000	2,277,238	2,327,781	50,543	-
RUB	09/19/08	21,264,250	725,000	844,753	119,753	-
SGD	10/10/07	1,319,394	866,000	889,458	23,458	-
SGD	10/23/07	683,228	455,000	461,029	6,029	-
SGD	10/24/07	1,511,147	993,000	1,019,766	26,766	-
SKK	10/09/07	24,050,114	979,000	1,009,978	30,978	-
SKK	10/04/07	44,453,208	1,802,016	1,866,509	64,493	-
SKK	10/15/07	23,589,474	971,000	990,818	19,818	-
SKK	10/29/07	28,405,529	1,151,000	1,193,626	42,626	-
SKK	10/29/07	9,785,610	405,000	411,200	6,200	-
TZS	10/16/07	503,740,750	383,000	406,800	23,800	-
TZS	11/02/07	440,525,000	335,000	354,547	19,547	-
TZS	11/07/07	460,863,000	351,000	370,618	19,618	-
TZS	01/18/08	320,348,000	238,000	254,876	16,876	-
TZS	01/22/08	324,000,000	240,000	257,581	17,581	-
TZS	02/05/08	385,792,000	274,000	305,874	31,874	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2007 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
TZS	02/06/08	516,304,000	$368,000	$409,271	$41,271	$-
TZS	04/16/08	722,085,000	529,000	564,166	35,166	-
TZS	04/21/08	554,182,000	401,000	432,467	31,467	-
TZS	04/30/08	745,327,886	547,230	580,386	33,156	-
TZS	06/11/08	440,778,720	323,000	339,838	16,838	-
UAH	10/16/07	2,935,288	583,000	584,106	1,106	-
UAH	10/22/07	2,847,600	565,000	566,602	1,602	-
UAH	10/24/07	2,746,255	545,000	546,420	1,420	-
UAH	10/25/07	2,646,724	524,000	526,608	2,608	-
UGX	10/10/07	450,225,000	261,000	256,919	-	4,081
UGX	11/16/07	801,453,000	463,000	454,932	-	8,068
UGX	12/07/07	627,104,500	353,000	354,831	1,831	-
UGX	12/17/07	613,651,500	363,000	346,761	-	16,239
UGX	12/20/07	364,230,000	213,000	205,737	-	7,263
UGX	01/11/08	745,554,000	411,000	419,715	8,715	-
UGX	02/29/08	403,326,000	231,000	225,260	-	5,740
UGX	03/04/08	830,656,050	461,732	463,628	1,896	-
UGX	05/30/08	410,025,000	231,000	226,138	-	4,862
Total Forward Currency Purchase Contracts			$96,040,372	98,028,195	2,410,259	422,436

Forward Currency Sale Contracts open at September 30, 2007:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BRL	10/30/07	518,466	$276,000	$280,859	$-	$4,859
EUR	10/04/07	1,317,913	1,802,016	1,874,460	-	72,444
HUF	02/29/08	207,754,546	1,090,747	1,165,664	-	74,917
IDR	10/22/07	10,009,925,000	1,091,000	1,092,248	-	1,248
ILS	10/22/07	4,514,000	1,110,674	1,124,230	-	13,556
INR	10/09/07	29,545,700	718,000	741,361	-	23,361
KZT	10/01/07	72,325,440	597,929	597,864	65	-
MXN	02/29/08	4,469,248	409,126	404,371	4,755	-
MXN	03/31/08	4,261,246	389,322	384,617	4,705	-
RUB	11/07/07	17,626,894	689,000	706,031	-	17,031
RUB	11/07/07	29,115,000	1,161,209	1,166,178	-	4,969
RUB	05/23/08	40,012,433	1,577,000	1,595,494	-	18,494
SKK	10/04/07	44,453,208	1,799,794	1,866,509	-	66,715
TRY	10/19/07	2,783,355	2,188,000	2,283,325	-	95,325
TZS	10/16/07	394,807,650	317,000	318,830	-	1,830
TZS	10/16/07	409,016,000	328,000	330,304	-	2,304
TZS	11/02/07	440,525,000	352,491	354,547	-	2,056
TZS	11/02/07	256,264,000	206,000	206,249	-	249
TZS	11/07/07	460,863,000	369,119	370,618	-	1,499
TZS	06/11/08	440,778,720	333,936	339,838	-	5,902
Total Forward Currency Sale Contracts			$16,806,363	17,203,597	9,525	406,759
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$2,419,784	$829,195

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $238,388,381, aggregate gross unrealized appreciation was $59,172,547, aggregate gross unrealized depreciation was $4,395,179, and the net unrealized appreciation was $54,777,368.
(c)	Segregated security for forward currency contracts.
(d)	Security or portion thereof is out on loan.
(e)	Principal amount denominated in respective country’s currency unless otherwise specified.
(f)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2007, these securities amounted to 2.0% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of September 30, 2007.
(g)	Rate shown reflects 7 day yield as of September 30, 2007.
(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional”
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	MUR — Mauritian Rupee
ARS — Argentine Peso	MXN — Mexican Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
COP — Colombian Peso	NGN — Nigerian Naira
EGP — Egyptian Pound	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RUB — Russian Ruble
HUF — Hungarian Forint	SGD — Singapore Dollar
IDR — Indonesian Rupiah	SKK — Slovenska Koruna
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TZS — Tanzanian Shilling
KWD — Kuwaiti Dinar	UAH — Ukranian Hryvnia
KZT — Kazak Tenge	UGX — Ugandan Shilling

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.7%
Banking	15.1
Building & Construction	1.6
Computer Software	7.5
Drugs	9.9
Electric	1.9
Energy Integrated	10.5
Financial Services	6.8
Food & Beverages	3.8
Insurance	1.1
Manufacturing	4.3
Medical Products	2.8
Retail	3.9
Semiconductors & Components	2.0
Technology	3.9
Technology Hardware	7.1
Telecommunications	5.3
Subtotal	94.2
Foreign Government Obligations	11.0
Structured Notes	2.0
Collateral for Securities on Loan	13.9
Repurchase Agreement	0.1
Total Investments	121.2%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2007 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.          Controls and Procedures.

(a)   The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.          Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll Chief Executive Officer

Date:	November 28, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair Chief Financial Officer

Date:	November 28, 2007